SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 117,433	$ 129,230	$ 166,338
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	37,951	30,861	25,391
Property and equipment, depreciation	(29,308)	(15,848)	(23,449)
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	42,399	46,376	42,851
Property and equipment, depreciation	(36,677)	(31,518)	(1,671)
Kitchen Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	27,687	23,044	20,257
Property and equipment, depreciation	(11,164)	(8,368)	(3,240)
Operating Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,296	8,522	8,384
Property and equipment, depreciation	(4,321)	(3,373)	(1,223)
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	138,738	122,083	111,924
Property and equipment, depreciation	$ (56,168)	$ (42,549)	$ (12,886)